7. INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
	For the Years Ended December 31
	2018	2017
Statutory rate applied to loss before income taxes	$(2,276,031)	$(5,903,355)
Increase (decrease) in income taxes results from:
Nondeductible permanent differences	806,885	4,446,014
Change in tax rate estimates	—	3,566,781
Change in valuation allowance	1,469,146	(2,109,440)
Income tax expense (benefit)	$—	$—

Schedule of deferred income taxes
	For the Years Ended December 31
	2018	2017
Depreciation and impairment	$2,358,860	$2,100,958
Operating loss carryforwards	7,917,151	6,705,907
Gross deferred tax assets	10,276,011	8,806,865
Valuation allowance	(10,276,011)	(8,806,865)
Net deferred income tax asset	$—	$—